Fiduciary Class | Money Market Portfolio
Summary of the Fiduciary Shares of the Money Market Portfolio
:Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class Money Market Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class Money Market Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have not yet begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class Money Market Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have not yet begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the Money Market Portfolio will be available once the shares have begun operations by calling the Fund toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of March 31, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov. 28, 2006

The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.